UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER: 811-21080

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Convertible Opportunities and Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos Sr., President Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200
DATE OF FISCAL YEAR END: October 31, 2010
DATE OF REPORTING PERIOD: July 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

Calamos Convertible Opportunities and Income Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CORPORATE BONDS (71.2%)
		Consumer Discretionary (12.5%)
3,447,000		Asbury Automotive Group, Inc. 7.625%, 03/15/17	$3,300,502
2,954,000		Cooper Tire & Rubber Company 8.000%, 12/15/19	3,013,080
5,194,000		DISH Network Corp.µ 7.125%, 02/01/16	5,362,805
1,969,000		GameStop Corp.µ 8.000%, 10/01/12	2,032,993
		General Motors Corp.
8,863,000		7.200%, 01/15/11	3,057,735
1,477,000		7.125%, 07/15/13	500,334
2,240,000		Goodyear Tire & Rubber Companyµ 7.000%, 03/15/28	2,038,400
5,662,000		Hanesbrands, Inc.µ‡ 4.121%, 12/15/14	5,407,210
3,939,000		Hasbro, Inc.µ 6.600%, 07/15/28	3,936,743
1,113,000		Interpublic Group of Companies, Inc.µ 10.000%, 07/15/17	1,296,645
5,770,000		Jarden Corp. 7.500%, 05/01/17	5,957,525
2,730,000		Kellwood Company 7.625%, 10/15/17	1,597,050
2,954,000		Liberty Media Corp.µ 8.250%, 02/01/30	2,761,990
758,000		Limited Brands, Inc. 7.000%, 05/01/20	786,425
2,954,000		Live Nation Entertainment, Inc.* 8.125%, 05/15/18	2,821,070
4,431,000		MGM Resorts International 8.375%, 02/01/11	4,475,310
4,205,000		NetFlix, Inc.µ 8.500%, 11/15/17	4,583,450
226,000		Phillips-Van Heusen Corp. 7.375%, 05/15/20	236,735
		Royal Caribbean Cruises, Ltd.µ
4,924,000		7.500%, 10/15/27	4,406,980
1,969,000		7.250%, 06/15/16	1,998,535
985,000		7.000%, 06/15/13	1,012,088
		Service Corp. Internationalµ
6,893,000		7.500%, 04/01/27	6,255,397
1,969,000		7.625%, 10/01/18	2,067,450
3,939,000		Sotheby’sµ 7.750%, 06/15/15	4,037,475
1,477,000		Speedway Motorsports, Inc. 8.750%, 06/01/16	1,574,851
12,506,000		Vail Resorts, Inc.µ 6.750%, 02/15/14	12,724,855
985,000	GBP	Warner Music Group Corp. 8.125%, 04/15/14	1,437,419
1,802,000		Wynn Las Vegas, LLC*† 7.750%, 08/15/20	1,835,788

			90,516,840

		Consumer Staples (3.4%)
3,447,000		Chiquita Brands International, Inc. 8.875%, 12/01/15	3,503,014
		Constellation Brands, Inc.
1,969,000		7.250%, 09/01/16µ	2,062,527
1,969,000		7.250%, 05/15/17	2,057,605
1,123,000		Del Monte Foods Company 7.500%, 10/15/19	1,188,976
2,462,000		NBTY, Inc.µ 7.125%, 10/01/15	2,560,480
2,954,000		Reynolds American, Inc.µ 7.250%, 06/15/37	3,084,833
9,847,000		Smithfield Foods, Inc.µ 7.750%, 05/15/13	9,920,852
226,000		TreeHouse Foods, Inc. 7.750%, 03/01/18	239,278

			24,617,565

		Energy (15.1%)
739,000		Arch Coal, Inc.* 8.750%, 08/01/16	796,273
6,844,000		Arch Western Finance, LLCµ 6.750%, 07/01/13	6,912,440
2,117,000		ATP Oil & Gas Corp.* 11.875%, 05/01/15	1,577,165
		Berry Petroleum Company
3,515,000		8.250%, 11/01/16	3,558,938
1,969,000		10.250%, 06/01/14	2,185,590
8,075,000		Bristow Group, Inc.µ 7.500%, 09/15/17	8,075,000
2,728,000		Chesapeake Energy Corp.µ 6.875%, 11/15/20	2,854,170
3,939,000		Complete Production Services, Inc.µ 8.000%, 12/15/16	4,007,932
6,204,000		Comstock Resources, Inc. 8.375%, 10/15/17	6,421,140
4,766,000		Concho Resources, Inc. 8.625%, 10/01/17	4,992,385
542,000		Continental Resources, Inc.* 7.375%, 10/01/20	552,840
5,396,000		Frontier Oil Corp.µ 8.500%, 09/15/16	5,530,900
3,053,000		GulfMark Offshore, Inc.µ 7.750%, 07/15/14	3,037,735
7,484,000		Helix Energy Solutions Group, Inc.µ* 9.500%, 01/15/16	7,296,900
1,802,000		Holly Corp. 9.875%, 06/15/17	1,885,343
2,885,000		Hornbeck Offshore Services, Inc. 8.000%, 09/01/17	2,715,506

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

	Mariner Energy, Inc.µ
4,924,000	11.750%, 06/30/16	$6,228,860
1,969,000	8.000%, 05/15/17	2,175,745
5,514,000	Petrohawk Energy Corp.µ 7.125%, 04/01/12	5,576,032
	Petroplus Holdings, AGµ*
4,924,000	9.375%, 09/15/19	4,456,220
1,969,000	6.750%, 05/01/14	1,781,945
492,000	7.000%, 05/01/17	423,120
3,939,000	Pride International, Inc.µ 8.500%, 06/15/19	4,421,527
	Range Resources Corp.µ
1,837,000	7.375%, 07/15/13	1,864,555
1,448,000	8.000%, 05/15/19	1,560,220
3,939,000	SEACOR Holdings, Inc. 7.375%, 10/01/19	4,229,761
6,401,000	Superior Energy Services, Inc.µ 6.875%, 06/01/14	6,433,005
	Swift Energy Company
5,318,000	8.875%, 01/15/20	5,450,950
2,462,000	7.125%, 06/01/17	2,375,830

		109,378,027

	Financials (4.2%)
4,924,000	Ford Motor Credit Company, LLC 9.875%, 08/10/11	5,195,751
5,514,000	Janus Capital Group, Inc.µ 6.950%, 06/15/17	5,668,364
	Leucadia National Corp.µ
7,632,000	8.125%, 09/15/15	7,975,440
1,172,000	7.000%, 08/15/13	1,218,880
5,416,000	Nuveen Investments, Inc. 10.500%, 11/15/15	5,348,300
	OMEGA Healthcare Investors, Inc.
3,102,000	7.500%, 02/15/20*	3,233,835
1,674,000	7.000%, 04/01/14µ	1,705,388

		30,345,958

	Health Care (3.8%)
	Bio-Rad Laboratories, Inc.
1,969,000	8.000%, 09/15/16	2,116,675
1,674,000	7.500%, 08/15/13µ	1,703,295
1,969,000	Community Health Systems, Inc. 8.875%, 07/15/15	2,067,450
	Mylan, Inc.*
3,200,000	7.875%, 07/15/20	3,440,000
2,777,000	7.625%, 07/15/17	2,964,447
2,777,000	Omnicare, Inc. 7.750%, 06/01/20	2,971,390
4,431,000	Talecris Biotherapeutics Holdings Corp. 7.750%, 11/15/16	4,785,480
6,401,000	Valeant Pharmaceuticals International* 7.625%, 03/15/20	7,649,195

		27,697,932

	Industrials (8.5%)
4,431,000	BE Aerospace, Inc.µ 8.500%, 07/01/18	4,829,790
	Belden, Inc.µ
3,693,000	7.000%, 03/15/17	3,711,465
985,000	9.250%, 06/15/19*	1,071,188
1,969,000	Clean Harbors, Inc. 7.625%, 08/15/16	2,042,838
4,574,000	Deluxe Corp.µ 7.375%, 06/01/15	4,699,785
2,324,000	Esterline Technologies Corp.*† 7.000%, 08/01/20	2,376,290
2,954,000	Gardner Denver, Inc.µ 8.000%, 05/01/13	3,002,002
739,000	GEO Group, Inc.* 7.750%, 10/15/17	766,713
1,576,000	H&E Equipment Services, Inc.µ 8.375%, 07/15/16	1,522,810
2,462,000	Interline Brands, Inc.µ 8.125%, 06/15/14	2,535,860
1,280,000	Kansas City Southernµ 13.000%, 12/15/13	1,550,400
	Oshkosh Corp.
2,954,000	8.500%, 03/01/20	3,109,085
1,969,000	8.250%, 03/01/17	2,067,450
7,632,000	Spirit AeroSystems Holdings, Inc. 7.500%, 10/01/17	7,727,400
2,403,000	SPX Corp.µ 7.625%, 12/15/14	2,529,157
6,893,000	Terex Corp.µ 7.375%, 01/15/14	7,048,092
2,954,000	Trinity Industries, Inc.µ 6.500%, 03/15/14	2,994,617
	Triumph Group, Inc.
2,462,000	8.625%, 07/15/18*	2,585,100
2,019,000	8.000%, 11/15/17	2,013,953
3,422,000	WESCO Distribution, Inc. 7.500%, 10/15/17	3,439,110

		61,623,105

	Information Technology (8.5%)
	Advanced Micro Devices, Inc.
4,431,000	7.750%, 08/01/20*†	4,497,465
2,826,000	8.125%, 12/15/17	2,981,430
	Amkor Technology, Inc.
7,385,000	9.250%, 06/01/16	7,901,950
2,954,000	7.375%, 05/01/18*	2,990,925
1,379,000	Anixter International, Inc.µ 5.950%, 03/01/15	1,347,973
3,053,000	Equinix, Inc. 8.125%, 03/01/18	3,198,017
	Fidelity National Information Services, Inc.*
492,000	7.875%, 07/15/20	516,600
394,000	7.625%, 07/15/17	411,730

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

4,480,000		Freescale Semiconductor, Inc. 8.875%, 12/15/14	$4,345,600
		Jabil Circuit, Inc.
5,416,000		8.250%, 03/15/18µ	5,930,520
985,000		7.750%, 07/15/16	1,063,800
3,575,000		Lender Processing Services, Inc.µ 8.125%, 07/01/16	3,807,375
2,462,000		Lexmark International, Inc.µ 6.650%, 06/01/18	2,716,398
3,447,000		Seagate Technologyµ 6.800%, 10/01/16	3,507,322
1,477,000		SunGard Data Systems, Inc. 9.125%, 08/15/13	1,517,618
1,231,000		ViaSat, Inc. 8.875%, 09/15/16	1,326,403
		Xerox Corp.
9,355,000		8.000%, 02/01/27µ	9,463,555
4,599,000		7.625%, 06/15/13~	4,680,255

			62,204,936

		Materials (9.8%)
2,708,000		Allegheny Ludlum Corp. 6.950%, 12/15/25	2,630,957
857,000		Ashland, Inc. 9.125%, 06/01/17	978,051
1,477,000		Ball Corp. 7.375%, 09/01/19	1,602,545
1,765,000		Boise Cascade Holdings, LLC 7.125%, 10/15/14	1,667,925
6,312,000		Greif, Inc. 7.750%, 08/01/19	6,532,920
		Ineos Group Holdings, PLC*
4,727,000	EUR	7.875%, 02/15/16	4,912,594
985,000		8.500%, 02/15/16	820,013
4,924,000		Mosaic Companyµ* 7.625%, 12/01/16	5,322,997
		Nalco Holding Company
2,728,000		8.250%, 05/15/17	2,946,240
1,969,000	EUR	9.000%, 11/15/13	2,630,051
3,939,000		Neenah Paper, Inc.µ 7.375%, 11/15/14	3,889,762
7,878,000		Sealed Air Corp.µ* 6.875%, 07/15/33	7,249,745
3,604,000		Silgan Holdings, Inc. 7.250%, 08/15/16	3,730,140
1,969,000		Southern Copper Corp.µ 7.500%, 07/27/35	2,224,253
		Steel Dynamics, Inc.
7,917,000		7.750%, 04/15/16	8,273,265
985,000		7.625%, 03/15/20*	1,013,319
		Texas Industries, Inc.
2,462,000		9.250%, 08/15/20*†	2,486,620
1,969,000		7.250%, 07/15/13	2,013,303
		Union Carbide Corp.µ
3,939,000		7.500%, 06/01/25	3,908,229
3,053,000		7.875%, 04/01/23	3,089,670
3,151,000		Westlake Chemical Corp.µ 6.625%, 01/15/16	3,135,245

			71,057,844

		Telecommunication Services (4.9%)
4,638,000		CenturyLink, Inc.µ 6.875%, 01/15/28	4,336,015
6,007,000		Frontier Communications Corp.µ 9.000%, 08/15/31	6,187,210
2,954,000		Leap Wireless International, Inc. 9.375%, 11/01/14	3,068,468
2,462,000		New Communications Holdings, Inc.* 8.250%, 04/15/17	2,640,495
5,908,000		Qwest Communications International, Inc.µ 7.750%, 02/15/31	5,730,760
9,847,000		Sprint Nextel Corp.µ 7.375%, 08/01/15	9,797,765
3,939,000		Syniverse Technologies, Inc.µ 7.750%, 08/15/13	3,998,085

			35,758,798

		Utilities (0.5%)
5,416,000		Energy Future Holdings Corp. 10.250%, 11/01/15	3,655,800

		TOTAL CORPORATE BONDS (Cost $512,821,512)	516,856,805

CONVERTIBLE BONDS (25.6%)
		Consumer Discretionary (2.4%)
		Interpublic Group of Companies, Inc.
4,000,000		4.750%, 03/15/23	4,385,000
1,000,000		4.250%, 03/15/23µ	1,056,250
10,000,000		Liberty Media Corp. (Time Warner, Inc.)µ§ 3.125%, 03/30/23	11,012,500
1,870,000		Liberty Media Corp. (Viacom, CBS Corp. - Class B)µ§ 3.250%, 03/15/31	1,187,450

			17,641,200

		Energy (1.8%)
		Chesapeake Energy Corp.
8,500,000		2.250%, 12/15/38µ	6,385,625
5,000,000		2.750%, 11/15/35	4,537,500
2,000,000		SM Energy Companyµ 3.500%, 04/01/27	2,127,500

			13,050,625

		Financials (0.4%)
2,850,000		Health Care REIT, Inc. 3.000%, 12/01/29	2,956,875

		Health Care (5.4%)
8,500,000		Cubist Pharmaceuticals, Inc.µ 2.250%, 06/15/13	8,266,250

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

4,400,000		Kinetic Concepts, Inc.* 3.250%, 04/15/15	$4,301,000
16,000,000		Life Technologies Corp.µ 3.250%, 06/15/25	17,120,000
7,250,000		LifePoint Hospitals, Inc.µ 3.500%, 05/15/14	6,887,500
2,000,000		Salix Pharmaceuticals, Ltd. 2.750%, 05/15/15	2,325,000

			38,899,750

		Industrials (2.7%)
10,500,000		L-3 Communications Holdings, Inc.µ 3.000%, 08/01/35	10,539,375
10,500,000		Trinity Industries, Inc.µ 3.875%, 06/01/36	8,675,625

			19,215,000

		Information Technology (9.9%)
1,160,000		ADC Telecommunications, Inc. 3.500%, 07/15/15	1,154,200
1,450,000	GBP	Autonomy Corp., PLC 3.250%, 03/04/15	2,488,016
3,000,000		Blackboard, Inc.µ 3.250%, 07/01/27	2,988,750
5,500,000		Euronet Worldwide, Inc.µ 3.500%, 10/15/25	5,314,375
		Intel Corp.
23,250,000		2.950%, 12/15/35µ	23,162,812
3,500,000		3.250%, 08/01/39*	4,165,000
16,500,000		Linear Technology Corp.µ 3.000%, 05/01/27	16,788,750
4,000,000		ON Semiconductor Corp.µ 2.625%, 12/15/26	3,930,000
6,000,000		Rovi Corp.* 2.625%, 02/15/40	6,802,500
4,250,000		Xilinx, Inc.* 2.625%, 06/15/17	4,690,938

			71,485,341

		Materials (3.0%)
1,500,000		Anglo American, PLC 4.000%, 05/07/14	2,350,803
3,700,000		AngloGold Ashanti, Ltd. 3.500%, 05/22/14	4,158,944
8,010,000		Newmont Mining Corp.µ 3.000%, 02/15/12	10,463,063
2,000,000		Sino-Forest Corp.* 5.000%, 08/01/13	2,110,000
2,620,000		Steel Dynamics, Inc. 5.125%, 06/15/14	2,986,800

			22,069,610

		TOTAL CONVERTIBLE BONDS (Cost $187,231,888)	185,318,401

U.S. GOVERNMENT AND AGENCY SECURITIES (0.8%)
		United States Treasury Note~
2,806,000		0.875%, 02/28/11	2,816,851
2,659,000		1.500%, 10/31/10	2,667,830

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $5,482,693)	5,484,681

SOVEREIGN BOND (1.1%)
1,408,000	BRL	Federal Republic of Brazil 10.000%, 01/01/12 (Cost $8,185,043)	7,910,874

SYNTHETIC CONVERTIBLE SECURITIES (1.3%)
Corporate Bonds (1.1%)
		Consumer Discretionary (0.2%)
53,000		Asbury Automotive Group, Inc. 7.625%, 03/15/17	50,747
46,000		Cooper Tire & Rubber Company 8.000%, 12/15/19	46,920
81,000		DISH Network Corp.µ 7.125%, 02/01/16	83,632
31,000		GameStop Corp.µ 8.000%, 10/01/12	32,008
		General Motors Corp.
137,000		7.200%, 01/15/11	47,265
23,000		7.125%, 07/15/13	7,791
35,000		Goodyear Tire & Rubber Companyµ 7.000%, 03/15/28	31,850
88,000		Hanesbrands, Inc.µ‡ 4.121%, 12/15/14	84,040
61,000		Hasbro, Inc.µ 6.600%, 07/15/28	60,965
17,000		Interpublic Group of Companies, Inc.µ 10.000%, 07/15/17	19,805
90,000		Jarden Corp. 7.500%, 05/01/17	92,925
42,000		Kellwood Company 7.625%, 10/15/17	24,570
46,000		Liberty Media Corp.µ 8.250%, 02/01/30	43,010
12,000		Limited Brands, Inc. 7.000%, 05/01/20	12,450
46,000		Live Nation Entertainment, Inc.* 8.125%, 05/15/18	43,930
69,000		MGM Resorts International 8.375%, 02/01/11	69,690
65,000		NetFlix, Inc.µ 8.500%, 11/15/17	70,850
4,000		Phillips-Van Heusen Corp. 7.375%, 05/15/20	4,190
		Royal Caribbean Cruises, Ltd.µ
76,000		7.500%, 10/15/27	68,020
31,000		7.250%, 06/15/16	31,465
15,000		7.000%, 06/15/13	15,413

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

		Service Corp. Internationalµ
107,000		7.500%, 04/01/27	$97,102
31,000		7.625%, 10/01/18	32,550
61,000		Sotheby’sµ 7.750%, 06/15/15	62,525
23,000		Speedway Motorsports, Inc. 8.750%, 06/01/16	24,524
194,000		Vail Resorts, Inc.µ 6.750%, 02/15/14	197,395
15,000	GBP	Warner Music Group Corp. 8.125%, 04/15/14	21,890
28,000		Wynn Las Vegas, LLC*† 7.750%, 08/15/20	28,525

			1,406,047

		Consumer Staples (0.1%)
53,000		Chiquita Brands International, Inc. 8.875%, 12/01/15	53,861
		Constellation Brands, Inc.
31,000		7.250%, 09/01/16µ	32,473
31,000		7.250%, 05/15/17	32,395
17,000		Del Monte Foods Company 7.500%, 10/15/19	17,999
38,000		NBTY, Inc.µ 7.125%, 10/01/15	39,520
46,000		Reynolds American, Inc.µ 7.250%, 06/15/37	48,037
153,000		Smithfield Foods, Inc.µ 7.750%, 05/15/13	154,147
4,000		TreeHouse Foods, Inc. 7.750%, 03/01/18	4,235

			382,667

		Energy (0.2%)
11,000		Arch Coal, Inc.* 8.750%, 08/01/16	11,853
106,000		Arch Western Finance, LLCµ 6.750%, 07/01/13	107,060
33,000		ATP Oil & Gas Corp.* 11.875%, 05/01/15	24,585
		Berry Petroleum Company
55,000		8.250%, 11/01/16	55,688
31,000		10.250%, 06/01/14	34,410
125,000		Bristow Group, Inc.µ 7.500%, 09/15/17	125,000
42,000		Chesapeake Energy Corp.µ 6.875%, 11/15/20	43,943
61,000		Complete Production Services, Inc.µ 8.000%, 12/15/16	62,067
96,000		Comstock Resources, Inc. 8.375%, 10/15/17	99,360
74,000		Concho Resources, Inc. 8.625%, 10/01/17	77,515
8,000		Continental Resources, Inc.* 7.375%, 10/01/20	8,160
84,000		Frontier Oil Corp.µ 8.500%, 09/15/16	86,100
47,000		GulfMark Offshore, Inc.µ 7.750%, 07/15/14	46,765
116,000		Helix Energy Solutions Group, Inc.µ* 9.500%, 01/15/16	113,100
28,000		Holly Corp. 9.875%, 06/15/17	29,295
45,000		Hornbeck Offshore Services, Inc. 8.000%, 09/01/17	42,356
		Mariner Energy, Inc.µ
76,000		11.750%, 06/30/16	96,140
31,000		8.000%, 05/15/17	34,255
86,000		Petrohawk Energy Corp.µ 7.125%, 04/01/12	86,967
		Petroplus Holdings, AGµ*
76,000		9.375%, 09/15/19	68,780
31,000		6.750%, 05/01/14	28,055
8,000		7.000%, 05/01/17	6,880
61,000		Pride International, Inc.µ 8.500%, 06/15/19	68,472
		Range Resources Corp.µ
28,000		7.375%, 07/15/13	28,420
22,000		8.000%, 05/15/19	23,705
61,000		SEACOR Holdings, Inc. 7.375%, 10/01/19	65,503
99,000		Superior Energy Services, Inc.µ 6.875%, 06/01/14	99,495
		Swift Energy Company
82,000		8.875%, 01/15/20	84,050
38,000		7.125%, 06/01/17	36,670

			1,694,649

		Financials (0.1%)
76,000		Ford Motor Credit Company, LLC 9.875%, 08/10/11	80,194
86,000		Janus Capital Group, Inc.µ 6.950%, 06/15/17	88,408
		Leucadia National Corp.µ
118,000		8.125%, 09/15/15	123,310
18,000		7.000%, 08/15/13	18,720
84,000		Nuveen Investments, Inc. 10.500%, 11/15/15	82,950
		OMEGA Healthcare Investors, Inc.
48,000		7.500%, 02/15/20*	50,040
26,000		7.000%, 04/01/14µ	26,487

			470,109

		Health Care (0.1%)
		Bio-Rad Laboratories, Inc.
31,000		8.000%, 09/15/16	33,325
26,000		7.500%, 08/15/13µ	26,455
31,000		Community Health Systems, Inc. 8.875%, 07/15/15	32,550
		Mylan, Inc.*
50,000		7.875%, 07/15/20	53,750

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

43,000		7.625%, 07/15/17	$45,903
43,000		Omnicare, Inc. 7.750%, 06/01/20	46,010
69,000		Talecris Biotherapeutics Holdings Corp. 7.750%, 11/15/16	74,520
99,000		Valeant Pharmaceuticals International* 7.625%, 03/15/20	118,305

			430,818

		Industrials (0.1%)
69,000		BE Aerospace, Inc.µ 8.500%, 07/01/18	75,210
		Belden, Inc.µ
57,000		7.000%, 03/15/17	57,285
15,000		9.250%, 06/15/19*	16,313
31,000		Clean Harbors, Inc. 7.625%, 08/15/16	32,163
71,000		Deluxe Corp.µ 7.375%, 06/01/15	72,952
36,000		Esterline Technologies Corp.*† 7.000%, 08/01/20	36,810
46,000		Gardner Denver, Inc.µ 8.000%, 05/01/13	46,747
11,000		GEO Group, Inc.* 7.750%, 10/15/17	11,413
24,000		H&E Equipment Services, Inc.µ 8.375%, 07/15/16	23,190
38,000		Interline Brands, Inc.µ 8.125%, 06/15/14	39,140
20,000		Kansas City Southernµ 13.000%, 12/15/13	24,225
		Oshkosh Corp.
46,000		8.500%, 03/01/20	48,415
31,000		8.250%, 03/01/17	32,550
118,000		Spirit AeroSystems Holdings, Inc. 7.500%, 10/01/17	119,475
37,000		SPX Corp.µ 7.625%, 12/15/14	38,942
107,000		Terex Corp.µ 7.375%, 01/15/14	109,407
46,000		Trinity Industries, Inc.µ 6.500%, 03/15/14	46,632
		Triumph Group, Inc.
38,000		8.625%, 07/15/18*	39,900
31,000		8.000%, 11/15/17	30,923
53,000		WESCO Distribution, Inc. 7.500%, 10/15/17	53,265

			954,957

		Information Technology (0.1%)
		Advanced Micro Devices, Inc.
69,000		7.750%, 08/01/20*†	70,035
44,000		8.125%, 12/15/17	46,420
		Amkor Technology, Inc.
115,000		9.250%, 06/01/16	123,050
46,000		7.375%, 05/01/18*	46,575
21,000		Anixter International, Inc.µ 5.950%, 03/01/15	20,528
47,000		Equinix, Inc. 8.125%, 03/01/18	49,232
		Fidelity National Information Services, Inc.*
8,000		7.875%, 07/15/20	8,400
6,000		7.625%, 07/15/17	6,270
70,000		Freescale Semiconductor, Inc. 8.875%, 12/15/14	67,900
		Jabil Circuit, Inc.
84,000		8.250%, 03/15/18µ	91,980
15,000		7.750%, 07/15/16	16,200
55,000		Lender Processing Services, Inc.µ 8.125%, 07/01/16	58,575
38,000		Lexmark International, Inc.µ 6.650%, 06/01/18	41,927
53,000		Seagate Technologyµ 6.800%, 10/01/16	53,927
23,000		SunGard Data Systems, Inc. 9.125%, 08/15/13	23,632
19,000		ViaSat, Inc. 8.875%, 09/15/16	20,473
		Xerox Corp.
145,000		8.000%, 02/01/27µ	146,683
71,000		7.625%, 06/15/13~	72,254

			964,061

		Materials (0.1%)
42,000		Allegheny Ludlum Corp. 6.950%, 12/15/25	40,805
13,000		Ashland, Inc. 9.125%, 06/01/17	14,836
23,000		Ball Corp. 7.375%, 09/01/19	24,955
27,000		Boise Cascade Holdings, LLC 7.125%, 10/15/14	25,515
98,000		Greif, Inc. 7.750%, 08/01/19	101,430
		Ineos Group Holdings, PLC*
73,000	EUR	7.875%, 02/15/16	75,866
15,000		8.500%, 02/15/16	12,488
76,000		Mosaic Companyµ* 7.625%, 12/01/16	82,158
		Nalco Holding Company
42,000		8.250%, 05/15/17	45,360
31,000	EUR	9.000%, 11/15/13	41,408
61,000		Neenah Paper, Inc.µ 7.375%, 11/15/14	60,237
122,000		Sealed Air Corp.µ* 6.875%, 07/15/33	112,271
56,000		Silgan Holdings, Inc. 7.250%, 08/15/16	57,960

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

31,000		Southern Copper Corp.µ 7.500%, 07/27/35	$35,019
		Steel Dynamics, Inc.
123,000		7.750%, 04/15/16	128,535
15,000		7.625%, 03/15/20*	15,431
		Texas Industries, Inc.
38,000		9.250%, 08/15/20*†	38,380
31,000		7.250%, 07/15/13	31,698
		Union Carbide Corp.µ
61,000		7.500%, 06/01/25	60,523
47,000		7.875%, 04/01/23	47,565
49,000		Westlake Chemical Corp.µ 6.625%, 01/15/16	48,755

			1,101,195

		Telecommunication Services (0.1%)
72,000		CenturyLink, Inc.µ 6.875%, 01/15/28	67,312
93,000		Frontier Communications Corp.µ 9.000%, 08/15/31	95,790
46,000		Leap Wireless International, Inc. 9.375%, 11/01/14	47,783
38,000		New Communications Holdings, Inc.* 8.250%, 04/15/17	40,755
92,000		Qwest Communications International, Inc.µ 7.750%, 02/15/31	89,240
153,000		Sprint Nextel Corp.µ 7.375%, 08/01/15	152,235
61,000		Syniverse Technologies, Inc.µ 7.750%, 08/15/13	61,915

			555,030

		Utilities (0.0%)
84,000		Energy Future Holdings Corp. 10.250%, 11/01/15	56,700

		TOTAL CORPORATE BONDS	8,016,233

U.S. Government and Agency Securities (0.0%)
		United States Treasury Note~
44,000		0.875%, 02/28/11	44,170
41,000		1.500%, 10/31/10	41,136
		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES	85,306

Sovereign Bond (0.0%)
22,000	BRL	Federal Republic of Brazil 10.000%, 01/01/12	123,608

NUMBER OF
CONTRACTS			VALUE

Purchased Options (0.2%)#
		Consumer Discretionary (0.0%)
140		Amazon.com, Inc. Call, 01/21/12, Strike $130.00	242,550

		Information Technology (0.2%)
140		Apple, Inc. Call, 01/21/12, Strike $210.00	1,055,950
85		MasterCard, Inc. Call, 01/21/12, Strike $250.00	153,000

			1,208,950

		TOTAL PURCHASED OPTIONS	1,451,500

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $9,797,538)	9,676,647

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (12.6%)
		Consumer Staples (2.5%)
350,000		Archer-Daniels-Midland Companyµ 6.250%	13,443,500
		Bunge, Ltd.
22,000		4.875%	1,826,000
5,500		5.125%	2,750,000

			18,019,500

		Energy (1.0%)
137,900		Apache Corp. 6.000%	7,550,025

		Financials (5.5%)
350,000		Affiliated Managers Group, Inc. 5.150%	12,096,875
140,000		American International Group, Inc. 8.500%	1,080,800
15,500		Bank of America Corp.µ 7.250%	14,260,000
55,000		Reinsurance Group of America, Inc.µ 5.750%	3,448,500
9,100		Wells Fargo & Companyµ 7.500%	8,872,500

			39,758,675

		Health Care (1.4%)
9,800		Mylan, Inc. 6.500%	10,385,550

		Materials (2.2%)
197,800		Vale, SA 6.750%	15,861,022

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $106,618,969)	91,574,772

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

NUMBER OF
UNITS		VALUE

STRUCTURED EQUITY-LINKED SECURITIES (6.4%)+*
	Consumer Discretionary (0.6%)
18,000	Credit Suisse Group (Priceline.com, Inc.) 11.000%, 10/19/10	$4,040,280

	Energy (2.5%)
68,000	BNP Paribas, SA (Devon Energy Corp.) 11.000%, 02/01/11	4,393,480
113,000	BNP Paribas, SA (ENSCO, PLC) 11.000%, 11/22/10	4,831,880
49,100	Deutsche Bank, AG (Apache Corp.) 12.000%, 12/21/10	4,603,616
184,000	JPMorgan Chase & Company (Pride International, Inc.) 12.000%, 08/10/10	4,368,160

		18,197,136

	Information Technology (2.1%)
65,000	Barclays Capital, Inc. (Lexmark International, Inc.) 11.000%, 11/12/10	2,364,050
122,000	Barclays Capital, Inc. (QUALCOMM, Inc.) 12.000%, 01/22/11	4,640,880
131,700	Deutsche Bank, AG (SanDisk Corp.) 12.000%, 01/24/11	5,714,463
211,250	Deutsche Bank, AG (Seagate Technology) 11.000%, 08/31/10	2,676,538

		15,395,931

	Materials (1.2%)
110,000	Credit Suisse Group (Barrick Gold Corp.) 11.000%, 11/16/10	4,502,300
107,500	Goldman Sachs Group, Inc. (Goldcorp, Inc.) 12.000%, 07/20/11	4,384,925

		8,887,225

	TOTAL STRUCTURED EQUITY-LINKED SECURITIES (Cost $49,608,971)	46,520,572

NUMBER OF
SHARES		VALUE

COMMON STOCKS (5.1%)
	Financials (0.6%)
107,700	MetLife, Inc.µ	4,529,862

	Health Care (1.7%)
354,765	Merck & Company, Inc.µ	12,225,202

	Industrials (0.9%)
175,608	Avery Dennison Corp.µ	6,295,547

	Materials (1.9%)
198,882	Freeport-McMoRan Copper & Gold, Inc.µ	14,228,018

	TOTAL COMMON STOCKS (Cost $45,494,016)	37,278,629

SHORT TERM INVESTMENT (2.6%)
18,659,517	Fidelity Prime Money Market Fund - Institutional Class (Cost $18,659,517)	18,659,517

TOTAL INVESTMENTS (126.7%) (Cost $943,900,147)		919,280,898

LIABILITIES, LESS OTHER ASSETS (-26.7%)		(193,752,212)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)		$725,528,686

NOTES TO SCHEDULE OF INVESTMENTS

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $494,345,207. $158,825,838 of the collateral has been re-registered by the counterparty.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2010.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At July 31, 2010, the value of 144A securities that could not be exchanged to the registered form is $93,606,087 or 12.3% of net assets applicable to common shareholders.
†	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options and swaps. The aggregate value of such securities aggregate a total value of $7,424,272.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.
+	Structured equity-linked securities are designed to simulate the characteristics of the equity security in the parenthetical.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
EUR	European Monetary Unit
GBP	British Pound Sterling

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

INTEREST RATE SWAPS

					Unrealized
	Fixed Rate	Floating Rate	Termination	Notional	Appreciation/
Counterparty	(Fund Pays)	(Fund Receives)	Date	Amount	(Depreciation)

BNP Paribas, SA	2.4300% quarterly	3 month Libor	04/14/14	$80,000,000	$(3,440,029)

BNP Paribas, SA	1.8650% quarterly	3 month Libor	04/14/12	55,000,000	(1,206,907)

BNP Paribas, SA	1.8525% quarterly	3 month Libor	09/14/12	38,700,000	(978,601)

					$(5,625,537)

See accompanying Notes to Schedule of Investments

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. Calamos Convertible Opportunities and Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 17, 2002 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 26, 2002. The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertibles and non-convertible income securities. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Fund Valuation. The valuation of the Fund’s securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time a Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV.

When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities and certain convertible preferred securities are generally traded in the over-the-counter market and are valued by independent pricing services or by dealers who make markets in such securities. Valuations of such fixed income securities and certain convertible preferred securities consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of July 31, 2010.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to a Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates. There were no open forward currency contracts at July 31, 2010.

NOTE 2 – INVESTMENTS

The following information is presented on a federal income tax basis as of July 31, 2010. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at July 31, 2010 was as follows:

Cost basis of Investments	$960,213,961

Gross unrealized appreciation	34,979,896
Gross unrealized depreciation	(75,912,959)

Net unrealized appreciation (depreciation)	$(40,933,063)

NOTE 3 – BORROWINGS

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the Agreement) with BNP Paribas Prime Brokerage, Inc. (as successor to Bank of America N.A.) (“BNP”) that allows the Fund to borrow up to an initial limit of $300,000,000 and a Lending Agreement, as defined below. Borrowings under the Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). Interest is charged at the quarterly LIBOR (London Inter-bank Offered Rate) plus .95% on the amount borrowed and .85% on the undrawn balance. For the period ended July 31, 2010, the average borrowings and the average interest rate were $193,000,000 and 1.31%, respectively. As of July 31, 2010, the amount of such outstanding borrowings is $193,000,000. The interest rate applicable to the borrowings on July 31, 2010 was 1.42%.

The Lending Agreement is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable to the Fund’s custodian for the ultimate delivery of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

NOTE 4 – INTEREST RATE SWAPS

The Fund has engaged in interest rate swaps primarily to hedge the interest rate risk on the Fund’s borrowings (see Note 3 — Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. Three main types of interest rate swaps are coupon swaps (fixed rate to floating rate in the same currency); basis swaps (one floating rate index to another floating rate index in the same currency); and cross-currency interest rate swaps (fixed rate in one currency to floating rate in another). In the case of a coupon swap, a Fund may agree with a counterparty that the Fund will pay a fixed rate (multiplied by a notional amount) while the counterparty will pay a floating rate multiplied by the same notional amount. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of the Fund.

NOTE 5 – SYNTHETIC CONVERTIBLE SECURITIES

The Fund may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”), which may be a convertible or non-convertible security and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or purchased options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or purchased options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity.

Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 6 – WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

The Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if Calamos Advisors deems it advisable for investment reasons. The Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivery basis.

At the time when the Fund enters into a binding obligation to purchase securities on a when-issued basis, liquid assets (cash, U.S. Government securities or other “high-grade” debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of this investment strategy may increase net asset value fluctuation.

NOTE 7 – STRUCTURED EQUITY-LINKED SECURITIES

The Fund may also invest in structured equity-linked securities created by third parties, typically investment banks. Structured equity-linked securities created by such parties may be designed to simulate the characteristics of traditional convertible securities or may be designed to alter or emphasize a particular feature. Traditional convertible securities typically offer stable cash flows with the ability to participate in capital appreciation of the underlying common stock. Because traditional convertible securities are exercisable at the option of the holder, the holder is protected against downside risk. Structured equity-linked securities may alter these characteristics by offering enhanced yields in exchange for reduced capital appreciation or less downside protection, or any combination of these features. Structured equity-linked instruments may include structured notes, equity-linked notes, mandatory convertibles and combinations of securities and instruments, such as a debt instrument combined with a forward contract.

NOTE 8 – VALUATIONS

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 assets and liabilities use inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange).

•	Level 2 assets and liabilities reflect inputs other than quoted prices, but use observable market data (including quoted prices of similar securities, interest rates, credit risk, etc.).

•	Level 3 assets and liabilities are valued using unobservable inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value).

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	Value of	Other
	Investment	Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices
Common Stocks	$37,278,629	$—
Convertible Preferred Stocks	67,351,872	—
Synthetic Convertible Securities (Purchased Options)	1,451,500	—
Short Term Investment	18,659,517	—
Level 2 – Other significant observable inputs
Convertible Bonds	185,318,401	—
Corporate Bonds	516,856,805	—
U.S. Government and Agency Securities	5,484,681	—
Sovereign Bond	7,910,874	—
Convertible Preferred Stocks	24,222,900	—
Synthetic Convertible Securities (Corporate Bonds, U.S. Government and Agency Securities, Sovereign Bond)	8,225,147	—
Structured Equity-Linked Securities	46,520,572	—
Interest Rate Swaps	—	(5,625,537)

Total	$919,280,898	$(5,625,537)

ITEM 2. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a)	Certification of Principal Executive Officer.

(b)	Certification of Principal Financial Officer.

SIGNATURES
               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Calamos Convertible Opportunities and Income Fund

By: Name:	/s/ John P. Calamos, Sr. John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 21, 2010
               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
Calamos Convertible Opportunities and Income Fund

By: Name:	/s/ John P. Calamos, Sr. John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 21, 2010

By: Name:	/s/ Nimish S. Bhatt Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	September 21, 2010